Group structure (Details)	Mar. 31, 2020	Dec. 31, 2019
JSC Tochka
Group structure
Ownership interest in associate	40.00%	40.00%
JSC QIWI (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Bank JSC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Payments Services Provider Ltd (UAE)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
QIWI International Payment System LLC (USA)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Qiwi Kazakhstan LP (Kazakhstan)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
JLLC OSMP BEL (Belarus)
Group structure
Ownership interest in subsidiaries	51.00%	51.00%
QIWI-M S.R.L. (Moldova)
Group structure
Ownership interest in subsidiaries	51.00%	51.00%
QIWI ROMANIA SRL
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Management Services FZ-LLC (UAE)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Attenium LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Postomatnye Tekhnologii LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Future Pay LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Qiwi Blockchain Technologies LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
QIWI Shtrikh LLC (Russia)
Group structure
Ownership interest in subsidiaries		51.00%
QIWI Platform LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Factoring PLUS LLC (ex. QIWI Processing LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
ContactPay Solution (United Kingdom)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Rocket Universe LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Billing Online Solutions LLC (Russia)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
Flocktory Ltd (Cyprus)
Group structure
Ownership interest in subsidiaries	99.00%	99.00%
Flocktory Spain S.L. (Spain)
Group structure
Ownership interest in subsidiaries	99.00%	99.00%
FreeAtLast LLC (Russia)
Group structure
Ownership interest in subsidiaries	99.00%	99.00%
SETTE FZ-LLC (UAE)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%
LALIRA DMCC (UAE)
Group structure
Ownership interest in subsidiaries	100.00%	100.00%